22. Segment information (Details 3)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A
Customers accounting for more than 5% of the Group’s revenue	13%	11%	0%
Customer B
Customers accounting for more than 5% of the Group’s revenue	6%	0%	0%
Customer C
Customers accounting for more than 5% of the Group’s revenue	6%	0%	0%
Customer D
Customers accounting for more than 5% of the Group’s revenue	0%	11%	0%
Customer E
Customers accounting for more than 5% of the Group’s revenue	0%	6%	0%
Customer F
Customers accounting for more than 5% of the Group’s revenue	0%	5%	0%